Franklin Universal Trust
Statement of Investments, November 30, 2019 (unaudited)
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 41.1%
	Energy 0.9%
	Amplify Energy Corp.	United States	245	$1,348
[a,b]	Amplify Energy Corp., wts., 4/21/20	United States	2,365	—
[a]	Birch Permian Holdings Inc.	United States	3,694	35,093
[a]	Birch Permian Holdings Inc.	United States	28,796	269,963
[a]	Chaparral Energy Inc., A	United States	5,868	6,337
[a,c]	Chaparral Energy Inc., A, 144A	United States	214	231
	Enbridge Inc.	Canada	39,360	1,495,680
[a]	Goodrich Petroleum Corp.	United States	19,379	190,302
[a,b]	Halcon Resources Corp.	United States	121	2,404
[a,b]	Halcon Resources Corp., wts., 9/09/20	United States	4,668	—
[a,b]	Halcon Resources Corp., wts., A, 10/08/20	United States	583	2,222
[a,b]	Halcon Resources Corp., wts., B, 10/08/22	United States	728	2,276
[a,b]	Halcon Resources Corp., wts., C, 10/08/22	United States	937	2,235
[a]	Riviera Resources Inc.	United States	5,042	63,277
[a]	Roan Resources Inc.	United States	5,272	8,013
				2,079,381
	Materials 1.0%
	BHP Group PLC, ADR	United Kingdom	25,185	1,118,718
	Freeport-McMoRan Inc.	United States	80,380	914,724
	South32 Ltd., ADR	Australia	10,074	91,371
[a]	Verso Corp., A	United States	3,330	61,472
[a]	Verso Corp., wts., 7/25/23	United States	350	1,059
				2,187,344
	Utilities 39.2%
	Alliant Energy Corp.	United States	80,000	4,240,000
	American Electric Power Co. Inc.	United States	65,000	5,937,750
	CenterPoint Energy Inc.	United States	122,800	3,015,968
	CMS Energy Corp.	United States	90,000	5,517,000
	Consolidated Edison Inc.	United States	40,000	3,475,600
	Dominion Energy Inc.	United States	67,200	5,584,992
	DTE Energy Co.	United States	30,000	3,748,200
	Duke Energy Corp.	United States	46,060	4,061,110
	Edison International	United States	36,000	2,487,600
	Entergy Corp.	United States	30,000	3,491,700
	Evergy Inc.	United States	80,000	5,061,600
	Exelon Corp.	United States	80,000	3,552,000
	FirstEnergy Corp.	United States	40,000	1,907,600
	NextEra Energy Inc.	United States	30,000	7,014,600
	NiSource Inc.	United States	60,000	1,587,000
	Pinnacle West Capital Corp.	United States	30,000	2,621,700
	PPL Corp.	United States	24,500	833,735
	Public Service Enterprise Group Inc.	United States	45,000	2,668,950
	Sempra Energy	United States	45,000	6,627,150
	The Southern Co.	United States	60,000	3,719,400
	WEC Energy Group Inc.	United States	35,000	3,102,750
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
	Xcel Energy Inc.	United States	60,000	$3,689,400
				83,945,805
	Total Common Stocks and Other Equity Interests (Cost $38,885,248)			88,212,530

	Preferred Stocks (Cost $1,087,500) 0.6%
	Utilities 0.6%
	SCE Trust II, 5.10%, pfd.	United States	50,000	1,216,500
			Principal Amount*
	Corporate Bonds 80.5%
	Automobiles & Components 1.2%
[c]	Adient U.S. LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	$1,900,000	2,034,759
[c]	Allison Transmission Inc., senior bond, 144A, 4.75%, 10/01/27	United States	600,000	617,792
				2,652,551
	Banks 1.0%
[d]	JPMorgan Chase & Co.,
	junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	900,000	965,551
	[e] junior sub. bond, V, FRN, 5.419%, (3-month USD LIBOR + 3.32%), Perpetual	United States	1,100,000	1,105,775
				2,071,326
	Capital Goods 6.3%
[c]	BBA U.S. Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	500,000	524,869
[c]	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	1,000,000	971,250
[c]	BWX Technologies Inc., senior note, 144A, 5.375%, 7/15/26	United States	600,000	634,709
[c]	Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	300,000	310,497
	H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	1,000,000	1,054,165
[c]	Harsco Corp., senior note, 144A, 5.75%, 7/31/27	United States	1,500,000	1,582,537
[c]	HD Supply Inc., senior note, 144A, 5.375%, 10/15/26	United States	600,000	636,209
[c]	Jeld-Wen Inc.,
	senior bond, 144A, 4.875%, 12/15/27	United States	300,000	302,250
	senior note, 144A, 4.625%, 12/15/25	United States	300,000	303,750
[c]	The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	1,000,000	1,017,372
[c]	NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	900,000	915,772
	Tennant Co., senior note, 5.625%, 5/01/25	United States	1,600,000	1,672,664
[c]	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	1,700,000	1,828,561
[c]	Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,700,000	1,674,500
				13,429,105
	Commercial & Professional Services 1.5%
	United Rentals North America Inc.,
	senior bond, 5.25%, 1/15/30	United States	1,000,000	1,065,025
	senior note, second lien, 3.875%, 11/15/27	United States	600,000	606,750
[c]	West Corp., senior note, 144A, 8.50%, 10/15/25	United States	1,800,000	1,444,500
				3,116,275
  |  2

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Consumer Durables & Apparel 2.6%
[c]	Ashton Woods USA LLC/Ashton Woods Finance Co.,
	senior note, 144A, 6.75%, 8/01/25	United States	$1,500,000	$1,523,125
	senior note, 144A, 9.875%, 4/01/27	United States	400,000	449,139
[c]	Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,000,000	1,054,990
[c]	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., senior note, 144A, 5.625%, 3/01/24	United States	600,000	646,749
	Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	700,000	768,541
	Weekley Homes LLC/Weekley Finance Corp., senior note, 6.625%, 8/15/25	United States	1,100,000	1,127,956
				5,570,500
	Consumer Services 6.2%
[c]	1011778 BC ULC/New Red Finance Inc., senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	900,000	924,552
[c]	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,800,000	877,500
[c]	Boyne USA Inc., secured note, second lien, 144A, 7.25%, 5/01/25	United States	1,500,000	1,631,872
[c]	Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	1,500,000	1,575,622
[c]	Golden Nugget Inc.,
	senior note, 144A, 6.75%, 10/15/24	United States	1,100,000	1,138,489
	senior note, 144A, 8.75%, 10/01/25	United States	600,000	638,529
[c]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
	senior note, 144A, 5.00%, 6/01/24	United States	600,000	623,994
	senior note, 144A, 5.25%, 6/01/26	United States	600,000	637,575
[c]	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Canada	1,600,000	1,731,716
[c]	Studio City Finance Ltd., senior note, 144A, 7.25%, 2/11/24	Macau	1,300,000	1,369,862
[c]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	1,300,000	1,389,362
[c]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., senior bond, 144A, 5.125%, 10/01/29	United States	700,000	742,438
				13,281,511
	Diversified Financials 2.5%
[c]	FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	1,100,000	1,143,081
[c]	HAT Holdings I LLC/HAT Holdings II LLC, senior note, 144A, 5.25%, 7/15/24	United States	800,000	846,992
[c]	MSCI Inc., senior note, 144A, 5.375%, 5/15/27	United States	500,000	537,049
	Navient Corp.,
	senior note, 6.625%, 7/26/21	United States	400,000	425,164
	senior note, 6.50%, 6/15/22	United States	500,000	543,510
	senior note, 7.25%, 9/25/23	United States	600,000	667,494
	Springleaf Finance Corp.,
	senior bond, 5.375%, 11/15/29	United States	500,000	516,250
	senior note, 6.625%, 1/15/28	United States	700,000	775,126
				5,454,666
	Energy 9.8%
[c]	Aker BP ASA,
	senior note, 144A, 4.75%, 6/15/24	Norway	500,000	522,500
	senior note, 144A, 5.875%, 3/31/25	Norway	500,000	528,489
  |  3

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Energy (continued)
[c]	Archrock Partners LP/Archrock Partners Finance Corp., senior note, 144A, 6.875%, 4/01/27	United States	$400,000	$412,771
	California Resources Corp.,
	[c] secured note, second lien, 144A, 8.00%, 12/15/22	United States	515,000	146,775
	senior bond, 6.00%, 11/15/24	United States	15,000	2,850
	senior note, 5.50%, 9/15/21	United States	10,000	2,650
	Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 7.75%, 4/15/23	United States	800,000	772,000
	Cheniere Corpus Christi Holdings LLC,
	senior secured note, first lien, 7.00%, 6/30/24	United States	600,000	689,904
	senior secured note, first lien, 5.875%, 3/31/25	United States	1,000,000	1,120,200
	Cheniere Energy Partners LP,
	[c] senior bond, 144A, 4.50%, 10/01/29	United States	1,200,000	1,209,390
	senior note, 5.625%, 10/01/26	United States	700,000	738,048
	senior secured note, first lien, 5.25%, 10/01/25	United States	1,200,000	1,238,988
	Chesapeake Energy Corp., senior note, 7.50%, 10/01/26	United States	1,500,000	746,771
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
	senior note, 6.25%, 4/01/23	United States	500,000	502,495
	senior note, 5.75%, 4/01/25	United States	800,000	806,232
	CSI Compressco LP/CSI Compressco Finance Inc.,
	senior note, 7.25%, 8/15/22	United States	1,300,000	1,163,500
	[c] senior secured note, first lien, 144A, 7.50%, 4/01/25	United States	100,000	95,042
	Diamondback Energy Inc., senior note, 4.75%, 11/01/24	United States	900,000	935,001
[c]	Endeavor Energy Resources LP/EER Finance Inc., senior bond, 144A, 5.75%, 1/30/28	United States	1,000,000	1,048,982
[c,f]	EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	588,666	505,973
	HighPoint Operating Corp., senior note, 8.75%, 6/15/25	United States	1,700,000	1,538,500
	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	900,000	812,772
	Murphy Oil USA Inc., senior bond, 4.75%, 9/15/29	United States	1,200,000	1,269,867
[b,c,f,g]	Murray Energy Corp., secured note, 1.5 lien, 144A, PIK, 12.00%, 4/15/24	United States	757,734	1,970
	QEP Resources Inc., senior bond, 5.375%, 10/01/22	United States	1,400,000	1,372,437
[g]	Sanchez Energy Corp.,
	senior note, 7.75%, 6/15/21	United States	800,000	32,000
	senior note, 6.125%, 1/15/23	United States	100,000	4,000
	Sunoco LP/Sunoco Finance Corp.,
	senior note, 4.875%, 1/15/23	United States	700,000	717,791
	senior note, 6.00%, 4/15/27	United States	1,000,000	1,061,942
[c]	Viper Energy Partners LP, senior note, 144A, 5.375%, 11/01/27	United States	400,000	416,994
[g]	Weatherford International Ltd.,
	senior bond, 4.50%, 4/15/22	United States	400,000	106,000
	senior note, 5.125%, 9/15/20	United States	200,000	53,000
	senior note, 7.75%, 6/15/21	United States	600,000	157,500
	senior note, 8.25%, 6/15/23	United States	600,000	162,000
				20,895,334
	Food & Staples Retailing 0.3%
[c]	Performance Food Group Inc., senior note, 144A, 5.50%, 10/15/27	United States	700,000	745,517
  |  4

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Food, Beverage & Tobacco 1.5%
	B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	$1,200,000	$1,215,000
[c]	Lamb Weston Holdings Inc., senior note, 144A, 4.625%, 11/01/24	United States	700,000	741,118
[c]	Post Holdings Inc.,
	senior bond, 144A, 5.00%, 8/15/26	United States	800,000	841,842
	senior bond, 144A, 5.625%, 1/15/28	United States	300,000	320,947
				3,118,907
	Health Care Equipment & Services 6.2%
[c]	Catalent Pharma Solutions Inc., senior note, 144A, 4.875%, 1/15/26	United States	700,000	723,868
[c]	Centene Corp.,
	[h] senior bond, 144A, 4.625%, 12/15/29	United States	200,000	210,250
	senior note, 144A, 5.375%, 6/01/26	United States	1,700,000	1,808,418
	CHS/Community Health Systems Inc.,
	senior note, 6.875%, 2/01/22	United States	175,000	136,938
	[c] senior note, 144A, 8.125%, 6/30/24	United States	718,000	563,630
	senior secured note, first lien, 6.25%, 3/31/23	United States	600,000	594,000
	HCA Inc.,
	senior bond, 5.875%, 2/15/26	United States	1,400,000	1,583,715
	senior bond, 5.875%, 2/01/29	United States	600,000	686,250
[c]	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	1,600,000	1,632,040
[c]	MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,300,000	1,182,987
[c,f]	Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	400,000	332,897
	Tenet Healthcare Corp.,
	senior note, 8.125%, 4/01/22	United States	1,000,000	1,095,000
	[c] senior note, second lien, 144A, 6.25%, 2/01/27	United States	1,000,000	1,071,250
	WellCare Health Plans Inc.,
	senior note, 5.25%, 4/01/25	United States	1,100,000	1,153,614
	[c] senior note, 144A, 5.375%, 8/15/26	United States	500,000	534,826
				13,309,683
	Household & Personal Products 0.6%
[c]	Prestige Brands Inc.,
	senior note, 144A, 6.375%, 3/01/24	United States	900,000	939,366
	[h] senior note, 144A, 5.125%, 1/15/28	United States	300,000	307,875
				1,247,241
	Insurance 1.4%
[c]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, senior note, 144A, 6.75%, 10/15/27	United States	1,800,000	1,907,680
	CNO Financial Group Inc., senior note, 5.25%, 5/30/29	United States	1,000,000	1,110,923
				3,018,603
	Materials 10.6%
	Crown Americas LLC/Crown Americas Capital Corp. VI, senior note, 4.75%, 2/01/26	United States	700,000	736,118
[c]	Element Solutions Inc., senior note, 144A, 5.875%, 12/01/25	United States	1,000,000	1,042,490
[c]	First Quantum Minerals Ltd., senior note, 144A, 7.25%, 4/01/23	Zambia	600,000	609,000
[c]	FMG Resources (August 2006) Pty. Ltd.,
	senior note, 144A, 4.75%, 5/15/22	Australia	800,000	827,000
	senior note, 144A, 5.125%, 3/15/23	Australia	400,000	418,996
  |  5

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials (continued)
[c]	Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A, 7.375%, 12/15/23	United States	$1,000,000	$997,385
[c]	Kaiser Aluminum Corp., senior note, 144A, 4.625%, 3/01/28	United States	500,000	514,450
[c]	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	1,800,000	1,709,982
[c]	Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	1,200,000	1,211,847
[c]	New Enterprise Stone & Lime Co., senior note, 144A, 6.25%, 3/15/26	United States	900,000	945,313
[c]	New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	500,000	456,250
[c]	Northwest Acquisitions ULC/Dominion Finco Inc., secured note, second lien, 144A, 7.125%, 11/01/22	Canada	400,000	262,000
[c]	Novelis Corp.,
	senior bond, 144A, 5.875%, 9/30/26	United States	500,000	524,911
	senior note, 144A, 6.25%, 8/15/24	United States	700,000	737,821
[c]	OCI NV, senior note, 144A, 6.625%, 4/15/23	Netherlands	500,000	523,750
[c]	Owens-Brockway Glass Container Inc.,
	senior note, 144A, 5.00%, 1/15/22	United States	1,000,000	1,037,493
	senior note, 144A, 5.875%, 8/15/23	United States	500,000	530,625
[c]	Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	1,700,000	1,436,500
[c]	Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A, 7.25%, 4/01/25	United States	900,000	872,991
	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
	[c] senior note, 144A, 7.00%, 7/15/24	United States	200,000	207,375
	senior secured note, first lien, 5.75%, 10/15/20	United States	484,554	485,741
	[c] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	1,000,000	1,024,990
[c]	Sealed Air Corp.,
	senior bond, 144A, 5.50%, 9/15/25	United States	200,000	219,083
	senior note, 144A, 4.00%, 12/01/27	United States	600,000	604,500
	Steel Dynamics Inc., senior bond, 5.50%, 10/01/24	United States	900,000	930,272
[c]	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	1,700,000	1,542,733
[c]	TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	600,000	604,494
[c]	Trivium Packaging Finance BV, senior note, 144A, 8.50%, 8/15/27	Netherlands	1,000,000	1,087,800
[c]	Univar Solutions USA Inc., senior note, 144A, 5.125%, 12/01/27	United States	500,000	512,600
				22,614,510
	Media & Entertainment 10.6%
[c]	Altice Luxembourg SA, first lien, 144A, 10.50%, 5/15/27	Luxembourg	1,700,000	1,925,250
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 5.25%, 9/30/22	United States	1,700,000	1,726,562
	[c] senior bond, 144A, 5.75%, 2/15/26	United States	700,000	740,973
	[c] senior bond, 144A, 5.375%, 6/01/29	United States	1,000,000	1,073,775
[c]	Clear Channel Worldwide Holdings Inc.,
	first lien, senior secured note, 144A, 5.125%, 8/15/27	United States	1,000,000	1,042,525
	senior sub. note, 144A, 9.25%, 2/15/24	United States	510,000	563,066
	CSC Holdings LLC,
	senior bond, 5.25%, 6/01/24	United States	700,000	754,243
	[c] senior bond, 144A, 5.50%, 4/15/27	United States	500,000	533,036
	senior note, 6.75%, 11/15/21	United States	700,000	754,950
	[c] senior note, 144A, 7.50%, 4/01/28	United States	300,000	339,839
  |  6

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Media & Entertainment (continued)
	CSC Holdings LLC, (continued)
	[c] senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	$1,200,000	$1,270,479
[c]	Diamond Sports Group LLC/Diamond Sports Finance Co.,
	senior note, 144A, 6.625%, 8/15/27	United States	700,000	684,065
	first lien, 144A, 5.375%, 8/15/26	United States	600,000	610,124
	DISH DBS Corp.,
	senior bond, 5.875%, 7/15/22	United States	700,000	733,245
	senior note, 7.75%, 7/01/26	United States	1,100,000	1,139,875
[c]	Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	500,000	554,911
[c]	iHeartCommunications Inc., senior secured note, first lien, 144A, 5.25%, 8/15/27	United States	1,000,000	1,029,975
[c]	LCPR Senior Secured Financing DAC, senior secured note, first lien, 144A, 6.75%, 10/15/27	United States	900,000	930,375
[c]	Live Nation Entertainment Inc., senior note, 144A, 4.75%, 10/15/27	United States	600,000	619,515
	Netflix Inc., senior bond, 5.875%, 2/15/25	United States	800,000	878,200
[c]	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	900,000	940,491
[c]	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 7/15/27	United States	1,000,000	1,055,703
[c]	Scripps Escrow Inc., senior note, 144A, 5.875%, 7/15/27	United States	600,000	617,706
[c]	Sirius XM Radio Inc.,
	senior bond, 144A, 5.375%, 4/15/25	United States	700,000	727,092
	senior note, 144A, 4.625%, 7/15/24	United States	600,000	630,000
	Tegna Inc., senior note, 5.125%, 7/15/20	United States	412,000	413,442
[c]	Univision Communications Inc., senior secured bond, first lien, 144A, 6.75%, 9/15/22	United States	116,000	117,849
[c]	Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	200,000	210,250
[c]	WMG Acquisition Corp., secured note, first lien, 144A, 5.00%, 8/01/23	United States	200,000	205,083
				22,822,599
	Pharmaceuticals, Biotechnology & Life Sciences 3.0%
[c]	Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	1,400,000	1,606,129
[c]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	400,000	416,988
	senior note, first lien, 144A, 7.00%, 3/15/24	United States	200,000	209,748
[c]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	800,000	500,248
	senior note, 144A, 6.00%, 7/15/23	United States	819,000	534,390
[c]	Horizon Pharma USA Inc., senior note, 144A, 5.50%, 8/01/27	United States	1,500,000	1,583,216
[c]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A, 6.375%, 8/01/23	United States	700,000	726,243
[c]	Teva Pharmaceutical Finance Netherlands III BV, senior note, 144A, 7.125%, 1/31/25	Israel	900,000	918,000
				6,494,962
	Real Estate 0.6%
[c]	Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	1,000,000	981,660
	MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.25%, 8/01/26	United States	300,000	319,510
				1,301,170
  |  7

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Retailing 0.6%
[c]	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	$1,700,000	$1,023,948
[c]	PetSmart Inc., senior secured note, first lien, 144A, 5.875%, 6/01/25	United States	251,000	246,608
				1,270,556
	Semiconductors & Semiconductor Equipment 0.7%
[c]	Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	1,000,000	1,095,025
	Qorvo Inc., senior note, 5.50%, 7/15/26	United States	400,000	426,250
				1,521,275
	Software & Services 1.2%
[c]	Camelot Finance SA, senior note, 144A, 4.50%, 11/01/26	United States	900,000	918,743
	Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,700,000	1,736,198
				2,654,941
	Technology Hardware & Equipment 2.8%
[c]	Blackboard Inc., secured note, second lien, 144A, 10.375%, 11/15/24	United States	1,600,000	1,572,000
	CDW LLC/CDW Finance Corp., senior note, 5.00%, 9/01/25	United States	700,000	731,493
[c]	CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	1,700,000	1,653,250
[c]	Dell International LLC/EMC Corp.,
	senior note, 144A, 5.875%, 6/15/21	United States	132,000	134,145
	senior note, 144A, 7.125%, 6/15/24	United States	200,000	211,750
[c]	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A, 6.75%, 6/01/25	United States	1,600,000	1,651,984
				5,954,622
	Telecommunication Services 4.5%
[c]	Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	300,000	313,122
[c]	Digicel Group One Ltd., senior secured note, first lien, 144A, 8.25%, 12/30/22	Jamaica	463,000	268,540
[c]	Digicel Group Two Ltd., senior note, 144A, 8.25%, 9/30/22	Bermuda	437,000	111,070
[c]	Digicel Ltd.,
	senior note, 144A, 6.00%, 4/15/21	Bermuda	500,000	365,000
	senior note, 144A, 6.75%, 3/01/23	Bermuda	300,000	152,003
[c]	DKT Finance ApS, senior secured note, first lien, 144A, 9.375%, 6/17/23	Denmark	1,500,000	1,597,642
	Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	1,300,000	1,430,452
	Sprint Corp.,
	senior bond, 7.875%, 9/15/23	United States	1,200,000	1,322,250
	senior bond, 7.125%, 6/15/24	United States	500,000	540,000
	senior note, 7.625%, 3/01/26	United States	600,000	656,235
[c]	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond, first lien, 144A, 4.738%, 9/20/29	United States	1,300,000	1,382,290
	T-Mobile USA Inc.,
	senior bond, 6.50%, 1/15/24	United States	200,000	207,498
	senior bond, 6.375%, 3/01/25	United States	500,000	520,000
	senior bond, 4.75%, 2/01/28	United States	600,000	629,265
	senior note, 6.00%, 4/15/24	United States	200,000	207,415
				9,702,782
  |  8

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Transportation 1.1%
[c]	Avolon Holdings Funding Ltd., senior note, 144A, 5.25%, 5/15/24	Ireland	$500,000	$544,757
[c]	DAE Funding LLC,
	senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	700,000	716,625
	senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	700,000	735,875
[c]	Park Aerospace Holdings Ltd., senior note, 144A, 5.50%, 2/15/24	Ireland	300,000	329,046
				2,326,303
	Utilities 3.7%
	Calpine Corp., senior bond, 5.75%, 1/15/25	United States	1,800,000	1,831,500
	Clearway Energy Operating LLC,
	senior bond, 5.375%, 8/15/24	United States	900,000	924,750
	senior bond, 5.00%, 9/15/26	United States	700,000	726,493
	senior note, 5.75%, 10/15/25	United States	400,000	420,996
	Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	600,000	513,249
[c]	InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	400,000	390,000
	Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	2,100,000	1,590,750
[c]	Vistra Operations Co. LLC, senior note, 144A, 5.625%, 2/15/27	United States	1,500,000	1,578,784
				7,976,522
	Total Corporate Bonds (Cost $174,048,870)			172,551,461
	Marketplace Loans 1.5%
	Diversified Financials 1.5%
[b]	Lending Club, 10.33% - 25.65%, 06/14/22-11/25/24	United States	3,162,800	3,123,572
[b]	Upgrade, 24.29% - 29.69%, 11/12/22-11/18/24	United States	47,741	47,540
	Total Marketplace Loans (Cost $3,210,541)			3,171,112
	Asset-Backed Securities 3.6%
	Diversified Financials 3.6%
[c,e]	Consumer Loan Underlying Bond Certificate Issue, 2019-S7, PT, 144A, FRN, 13.66%, 12/15/44	United States	723,784	668,847
[c,e]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I,
	2019-26, PT, 144A, FRN, 18.609%, 8/15/44	United States	1,030,934	958,567
	2019-31, PT, 144A, FRN, 17.311%, 9/15/44	United States	934,829	863,650
	2019-37, PT, 144A, FRN, 17.766%, 10/17/44	United States	957,119	911,102
	2019-42, PT, 144A, FRN, 17.575%, 11/15/44	United States	898,823	855,167
	2019-S3, PT, 144A, FRN, 13.293%, 6/15/44	United States	290,615	271,468
	2019-S4, PT, 144A, FRN, 10.179%, 8/15/44	United States	943,985	882,360
	2019-S5, PT, 144A, FRN, 12.34%, 9/15/44	United States	890,222	811,335
	2019-S6, PT, 144A, FRN, 10.816%, 10/17/44	United States	834,712	774,008
	2019-S8, PT, 144A, FRN, 11.541%, 1/15/45	United States	795,174	742,470
	Total Asset-Backed Securities (Cost $7,911,823)			7,738,974
			Shares
	Escrows and Litigation Trusts 0.0%†
[a,b]	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Escrow Account	United States	1,500,000	18,750
[a,b]	NewPage Corp., Escrow Account	United States	1,200,000	—
[a,b]	T-Mobile USA Inc., Escrow Account	United States	1,500,000	—
  |  9

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Shares	Value
	Escrows and Litigation Trusts (continued)
[a]	Vistra Energy Corp., Escrow Account	United States	700,000	$1,400
	Total Escrows and Litigation Trusts (Cost $18,346)			20,150
	Total Investments before Short Term Investments (Cost $225,162,328)			272,910,727
			Principal Amount*
	Short Term Investments 1.8%
	Senior Floating Rate Interests (Cost $964,161) 0.5%
	Weatherford International Ltd., DIP Term Loan, 4.79%,(1-month USD LIBOR + 3.00%), 7/03/20	United States	$981,132	981,132
	Total Investments before Money Market Funds (Cost $226,126,489)			273,891,859
			Shares

	Money Market Funds (Cost $2,841,841) 1.3%
[i,j]	Institutional Fiduciary Trust Money Market Portfolio, 1.35%	United States	2,841,841	2,841,841
	Total Investments (Cost $228,968,330) 129.1%			276,733,700
	Notes Payable (30.3)%			(64,912,044)
	Other Assets, less Liabilities 1.2%			2,479,813
	Net Assets 100.0%			$214,301,469

See Abbreviations on page 14.
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At November 30, 2019, the aggregate value of these securities was $122,127,855, representing 57.0% of net assets.
[d]Perpetual security with no stated maturity date.
[e]The coupon rate shown represents the rate at period end.
[f]Income may be received in additional securities and/or cash.
[g]Defaulted security or security for which income has been deemed uncollectible.
[h]Security purchased on a when-issued basis.
[i]See Note 3 regarding investments in affiliated management investment companies.
[j]The rate shown is the annualized seven-day effective yield at period end.
  |  10

Franklin Universal Trust
Notes to Statement of Investments (unaudited)
1.   ORGANIZATION
Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Senior fixed rate notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in
  |  11

Franklin Universal Trust
Notes to Statement of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION (continued)
foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2019, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.35%	$4,760,505	$18,118,216	$(20,036,880)	$ —	$ —	$2,841,841	2,841,841	$12,137
4.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  12

Franklin Universal Trust
Notes to Statement of Investments (unaudited)
A summary of inputs used as of November 30, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Energy	$1,765,188	$305,056	$9,137[c]	$2,079,381
Materials	2,186,285	1,059	—	2,187,344
All Other Equity Investments	85,162,305	—	—	85,162,305
Corporate Bonds:
Energy	—	20,893,364	1,970	20,895,334
All Other Corporate Bonds	—	151,656,127	—	151,656,127
Marketplace Loans	—	—	3,171,112	3,171,112
Asset-Backed Securities	—	7,738,974	—	7,738,974
Escrows and Litigation Trusts	—	1,400	18,750[c]	20,150
Short Term Investments	2,841,841	981,132	—	3,822,973
Total Investments in Securities	$91,955,619	$181,577,112	$3,200,969	$276,733,700

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks as well as other equity interests.
[c]Includes securities determined to have no value at November 30, 2019.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended November 30, 2019, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:
Investments in Securities:
Equity Investments:[c]
Energy	$ 12	$—	$—	$ 7,592[d]	$—	$—	$—	$ 1,533	$ 9,137[d]	$ 1,533
Corporate Bonds:
Energy	—	—	—	1,970	—	(8,592)	—	8,592	1,970	8,592
Marketplace Loans	1,529,798	1,667,441	—	—	—	—	—	(26,127)	3,171,112	(26,127)
Escrows and Litigation Trusts	—[d]	—	—	18,750	—	—	—	—	18,750[d]	—
Total Investments in Securities	$ 1,529,810	$ 1,667,441	$—	$ 28,312	$—	$ (8,592)	$—	$ (16,002)	$ 3,200,969	$(16,002)
aThe investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
CIncludes common stocks as well as other equity interests.
dIncludes securities determined to have no value.
Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2019, are as follows:
  |  13

Franklin Universal Trust
Notes to Statement of Investments (unaudited)
4.  FAIR VALUE MEASUREMENTS (continued)
Description	Fair Value at End of Period
Assets:
Investments in Securities:
All Other Investments[a],b	$ 3,200,969[c]
Total	$ 3,200,969
aIncludes common stocks, corporate bonds, escrows and litigation trusts and marketplace loans.
bIncludes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
cIncludes securities determined to have no value at November 30, 2019.
5.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Currency
USD	United States Dollar
Selected Portfolio
ADR	American Depositary Receipt
DIP	Debtor-In-Possession
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  14